TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Gross unrecognized tax benefits, beginning balance	$ 204
Increase in tax position for current year		204
Gross unrecognized tax benefits, ending balance	$ 204	$ 204